Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data [Abstract]
Revenue	$ 4,615.2	$ 4,497.2	$ 4,602.2	$ 4,533.7	$ 4,468.0	$ 4,276.5	$ 3,057.8	$ 2,671.9	$ 18,248.3	$ 14,474.2	$ 9,930.8
Operating income	273.3	703.7	669.5	581.7	517.6	521.2	445.1	528.2	2,228.2	2,012.1	1,983.1
Net earnings (loss) attributable to Liberty Global shareholders	$ (523.4)	$ 157.1	$ (249.9)	$ (78.8)	$ (121.2)	$ (830.1)	$ (11.6)	$ (1.0)	$ (695.0)	$ (963.9)	$ 322.8
Basic and diluted earnings (loss) attributable to Liberty Global shareholders per share (note 3) (in dollars per share)	$ (0.62)	$ 0.20	$ (0.32)	$ (0.10)	$ (0.16)	$ (1.04)	$ (0.02)	$ 0.00	$ (0.87)	$ (1.43)	$ 0.60